Award Timing Disclosure	12 Months Ended
Jan. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Regarding the Timing of Equity Awards
As described in the Executive Summary above, in fiscal 2026, our executive compensation program included the use of stock option grants. Under our Equity Grant Policy, equity awards, including stock options, granted to our Section 16(b) officers must be approved by our Compensation Committee.
Annual stock option awards granted by the Compensation Committee to eligible employees, including our Section 16(b) officers, were generally approved in a regular, previously scheduled committee meeting, as part of our annual compensation review process, which typically takes place in the beginning of April, when the Company is generally not expected to be in possession of, or imminently disclosing, material non-public information.
Our Compensation Committee may also grant equity awards, including stock options, to our Section 16(b) officers outside of our annual compensation review cycle for new hires, promotions, retention, or other purposes. Such “off-cycle” equity awards are granted at a set date each month.
All stock options are granted with an exercise price equal to or above the fair market value of the underlying shares on the date of grant. We do not take into account material non-public information when determining the timing or terms of option awards nor do we time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
During fiscal 2026, we did not grant any stock options to any of our NEOs in any period beginning four business days prior to the filing of a periodic report on Form 10-Q or Form 10-K or the filing or furnishing of a current report on Form 8-K that discloses material non-public information, and ending one business day after the filing or furnishing of such report.

Award Timing Method
As described in the Executive Summary above, in fiscal 2026, our executive compensation program included the use of stock option grants. Under our Equity Grant Policy, equity awards, including stock options, granted to our Section 16(b) officers must be approved by our Compensation Committee.
Annual stock option awards granted by the Compensation Committee to eligible employees, including our Section 16(b) officers, were generally approved in a regular, previously scheduled committee meeting, as part of our annual compensation review process, which typically takes place in the beginning of April, when the Company is generally not expected to be in possession of, or imminently disclosing, material non-public information.
Our Compensation Committee may also grant equity awards, including stock options, to our Section 16(b) officers outside of our annual compensation review cycle for new hires, promotions, retention, or other purposes. Such “off-cycle” equity awards are granted at a set date each month.
All stock options are granted with an exercise price equal to or above the fair market value of the underlying shares on the date of grant.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not take into account material non-public information when determining the timing or terms of option awards nor do we time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false